Supplement to the
Fidelity® Mid Cap Value Fund
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Court Dignan (portfolio manager) has managed the fund since April 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Court Dignan is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Dignan has worked as an associate within Fidelity Capital Investors, as a research analyst, and portfolio manager.

MCV-13-01  April 29, 2013
1.918612.101

Supplement to the
Fidelity Advisor® Mid Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Court Dignan (portfolio manager) has managed the fund since April 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Court Dignan is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Dignan has worked as an associate within Fidelity Capital Investors, as a research analyst, and portfolio manager.

AMCV-13-01  April 29, 2013
1.847513.109

Supplement to the
Fidelity Advisor® Mid Cap Value Fund
Institutional Class
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Court Dignan (portfolio manager) has managed the fund since April 2013.

The following information replaces the biographical information found in the "Fund Management" section on page 23.

Court Dignan is portfolio manager of the fund, which he has managed since April 2013. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Dignan has worked as an associate within Fidelity Capital Investors, as a research analyst, and portfolio manager.

AMCVI-13-01  April 29, 2013
1.855558.107